SUMMARY OF QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Quarterly Consolidated Financial Information Tables
Schedule of quarterly unaudited summary information

The following is unaudited summary information on Newcastle’s quarterly operations.

2013	Quarter Ended				Year Ended
	March 31 (A)	June 30 (A)	September 30 (A)	December 31	December 31
Interest income	$61,332	$62,824	$47,486	$42,073	$213,715
Interest expense	22,710	21,998	20,555	24,119	89,382
Net interest income (expense)	38,622	40,826	26,931	17,954	124,333
Impairment (reversal)	2,773	3,201	(12,998)	(12,745)	(19,769)
Other revenues	13,500	14,013	24,912	34,898	87,323
Other income (loss) (B)	5,770	8,090	6,710	14,731	35,301
Property operating expenses	8,363	8,409	15,804	21,142	53,718
Depreciation and amortization	4,079	4,070	7,732	11,247	27,128
Other operating expenses	14,812	19,107	16,217	22,008	72,144
Income tax expense	—	—	1,213	(175)	1,038
Income (loss) from continuing operations	27,865	28,142	30,585	26,106	112,698
Income (loss) from discontinued operations, net of tax	10,148	25,581	(1,341)	5,255	39,643
Preferred dividends	(1,395)	(1,395)	(1,395)	(1,395)	(5,580)
Net income attributable to noncontrolling interests	—	—	—	(928)	(928)
Income (loss) applicable to common stockholders	$36,618	$52,328	$27,849	$29,038	$145,833
Net income (loss) per share of common stock
Basic	$0.16	$0.20	$0.09	$0.09	$0.53
Diluted	$0.15	$0.20	$0.09	$0.09	$0.51
Income (loss) from discontinued operations per share of common stock
Basic	$0.04	$0.10	$—	$0.01	$0.14
Diluted	$0.04	$0.10	$—	$0.01	$0.14
Weighted average number of shares of common stock outstanding
Basic	235,137	259,228	293,374	318,687	276,881
Diluted	240,079	265,396	301,028	325,601	283,310

2012	Quarter Ended				Year Ended
	March 31 (A)	June 30 (A)	September 30 (A)	December 31	December 31
Interest income	$72,862	$77,956	$72,947	$59,186	$282,951
Interest expense	30,165	29,462	28,411	21,886	109,924
Net interest income (expense)	42,697	48,494	44,536	37,300	173,027
Impairment	(7,080)	8,499	5,014	(12,097)	(5,664)
Other revenues	509	515	8,071	10,980	20,075
Other income (loss) (B)	28,536	(4,882)	234,008	4,632	262,294
Property operating expenses	225	232	5,043	7,443	12,943
Depreciation and amortization	2	2	2,385	4,586	6,975
Other operating expenses	8,237	11,575	11,926	14,462	46,200
Income (loss) from continuing operations	70,358	23,819	262,247	38,518	394,942
Income (loss) from discontinued operations	3,113	6,620	10,974	18,461	39,168
Preferred dividends	(1,395)	(1,395)	(1,395)	(1,395)	(5,580)
Income (loss) applicable to common stockholders	$72,076	$29,044	$271,826	$55,584	$428,530
Net income (loss) per share of common stock
Basic	$0.68	$0.21	$1.65	$0.32	$2.97
Diluted	$0.68	$0.21	$1.63	$0.32	$2.94
Income (loss) from discontinued operations per share of common stock
Basic	$0.03	$0.05	$0.07	$0.11	$0.27
Diluted	$0.03	$0.05	$0.07	$0.11	$0.27
Weighted average number of shares of common stock outstanding
Basic	105,181	134,115	164,238	172,519	144,146
Diluted	105,670	135,173	166,429	175,413	145,766

(A)	The Income Available for Common Stockholders shown agrees with Newcastle’s quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 8).
(B)	Including equity in earnings of unconsolidated subsidiaries.